UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
 (Address of principal executive offices) (Zip code)

Clay E. Brethour
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.18%
	Consumer Discretionary - 11.72%
	Auto Components - 1.21%
199,785	Aptiv PLC (a)(b)	$16,947,761
66,595	Delphi Technologies PLC (a)(b)	3,494,240
		20,442,001
	Distributors - 1.07%
442,445	LKQ Corp. (a)	17,994,238

	Diversified Consumer Services - 1.27%
417,062	ServiceMaster Global Holdings Inc. (a)	21,382,769

	Household Durables - 2.51%
434,975	Garmin Ltd. (b)	25,911,461
58,955	Mohawk Industries, Inc. (a)	16,265,684
		42,177,145
	Internet & Direct Marketing Retail - 1.34%
19,280	Amazon.com, Inc. (a)	22,547,382

	Internet Software & Services - 0.26%
896,000	Pandora Media Inc. (a)	4,318,720

	Leisure Products - 0.68%
92,885	Polaris Industries Inc.	11,516,811

	Media - 1.13%
289,627	Lions Gate Entertainment Corp. - Class A (a)(b)	9,792,289
289,627	Lions Gate Entertainment Corp. - Class B (a)(b)	9,192,761
		18,985,050
	Specialty Retail - 1.09%
353,725	Williams-Sonoma, Inc.	18,287,582

	Textiles, Apparel & Luxury Goods - 1.16%
318,910	Luxottica Group S.p.A. - ADR (b)	19,507,725
	Total Consumer Discretionary (Cost $167,714,683)	197,159,423

	Consumer Staples - 1.52%
	Household Products - 0.71%
80,370	The Clorox Co.	11,954,234

	Personal Products - 0.81%
106,455	The Estee Lauder Companies Inc. - Class A	13,545,334
	Total Consumer Staples (Cost $18,236,617)	25,499,568

	Energy - 1.09%
	Energy Equipment & Services - 1.09%
318,118	Forum Energy Technologies Inc. (a)	4,946,735
636,621	Oceaneering International, Inc.	13,458,168
	Total Energy (Cost $22,913,591)	18,404,903

	Financials - 8.08%
	Capital Markets - 8.08%
395,215	Intercontinental Exchange, Inc.	27,886,370
240,540	MSCI, Inc.	30,437,932
322,608	Nasdaq, Inc.	24,785,973
161,410	S&P Global, Inc.	27,342,854
355,355	SEI Investments Co.	25,535,810
	Total Financials (Cost $85,087,181)	135,988,939

	Health Care - 15.93%
	Biotechnology - 4.73%
163,810	Alnylam Pharmaceuticals, Inc. (a)	20,812,060
122,365	AnaptysBio, Inc. (a)	12,324,603
527,532	Portola Pharmaceuticals, Inc. (a)	25,680,258
134,000	SHIRE PLC - ADR (b)	20,786,080
		79,603,001
	Health Care Equipment & Supplies - 6.59%
157,751	Align Technology, Inc. (a)	35,050,695
297,075	Danaher Corp.	27,574,501
347,040	Dentsply Sirona Inc.	22,845,643
367,325	Nevro Corp. (a)	25,360,118
		110,830,957
	Health Care Providers & Services - 0.64%
294,630	Tivity Health, Inc. (a)	10,768,727

	Health Care Technology - 2.29%
199,990	athenahealth Inc. (a)	26,606,670
969,500	Evolent Health, Inc. - Class A (a)	11,924,850
		38,531,520
	Life Sciences Tools & Services - 1.33%
423,965	Accelerate Diagnostics, Inc. (a)	11,107,883
169,240	Agilent Technologies, Inc.	11,334,003
		22,441,886
	Pharmaceuticals - 0.35%
308,225	Optinose, Inc. (a)	5,825,452
	Total Health Care (Cost $216,583,513)	268,001,543

	Industrials - 19.67%
	Aerospace & Defense - 1.81%
103,455	Harris Corp.	14,654,401
254,517	Hexcel Corp.	15,741,876
		30,396,277
	Building Products - 1.07%
227,030	Allegion PLC (b)	18,062,507

	Commercial Services & Supplies - 2.17%
319,735	Republic Services, Inc.	21,617,283
218,650	Stericycle, Inc. (a)	14,866,014
		36,483,297
	Electrical Equipment - 1.38%
36,380	Acuity Brands, Inc.	6,402,880
86,030	Rockwell Automation, Inc.	16,891,991
		23,294,871
	Industrial Conglomerates - 1.44%
93,241	Roper Industries, Inc.	24,149,419

	Machinery - 5.33%
80,649	Nordson Corp.	11,807,014
93,025	Parker-Hannifin Corp.	18,565,929
190,679	WABCO Holdings, Inc. (a)	27,362,436
467,399	Xylem, Inc.	31,876,612
		89,611,991
	Professional Services - 6.47%
147,475	Equifax Inc.	17,390,252
468,190	IHS Markit Ltd. (a)(b)	21,138,778
556,117	Nielsen Holdings PLC (b)	20,242,659
294,203	Verisk Analytics, Inc (a)	28,243,488
353,620	WageWorks, Inc. (a)	21,924,440
		108,939,617
	Total Industrials (Cost $264,187,408)	330,937,979

	Information Technology - 25.63%
	Communications Equipment - 2.30%
154,718	F5 Networks, Inc. (a)	20,302,096
203,976	Motorola Solutions, Inc.	18,427,192
		38,729,288
	Electronic Equipment, Instruments & Components - 1.83%
151,175	National Instruments Corp.	6,293,415
197,795	Trimble Inc. (a)	8,038,389
158,094	Zebra Technologies Corp. - Class A (a)	16,410,157
		30,741,961
	Internet Software & Services - 4.20%
320,476	Akamai Technologies, Inc. (a)	20,843,759
23,840	Alphabet, Inc. - Class A (a)	25,113,056
140,105	Facebook, Inc. - Class A (a)	24,722,928
		70,679,743
	IT Services - 4.09%
255,330	Fidelity National Information Services, Inc.	24,023,999
89,525	FleetCor Technologies Inc. (a)	17,227,296
182,364	MasterCard, Inc. - Class A	27,602,615
		68,853,910
	Semiconductors & Semiconductor Equipment - 2.89%
239,680	Analog Devices, Inc.	21,338,711
162,305	Microchip Technology, Inc.	14,263,363
379,880	Semtech Corp. (a)	12,991,896
		48,593,970
	Software - 8.93%
521,040	8x8, Inc. (a)	7,346,664
260,630	Aspen Technology, Inc. (a)	17,253,706

2,621,948	BlackBerry Ltd (a)(b)	29,287,159
171,805	Electronic Arts Inc. (a)	18,049,833
207,845	Guidewire Software Inc. (a)	15,434,570
163,799	Red Hat, Inc. (a)	19,672,260
103,495	salesforce.com, inc. (a)	10,580,294
192,975	Synopsys, Inc. (a)	16,449,189
147,700	Take-Two Interactive Software, Inc. (a)	16,214,506
		150,288,181
	Technology Hardware, Storage & Peripherals - 1.39%
137,925	Apple Inc.	23,341,048
	Total Information Technology (Cost $315,812,498)	431,228,101

	Materials - 7.98%
	Chemicals - 6.92%
152,760	Ecolab Inc.	20,497,337
321,510	FMC Corp.	30,434,136
292,184	Ingevity Corp. (a)	20,590,206
106,860	International Flavors & Fragrances Inc.	16,307,905
185,120	Praxair, Inc.	28,634,362
		116,463,946
	Containers & Packaging - 1.06%
362,980	Sealed Air Corp.	17,894,914
	Total Materials (Cost $91,592,947)	134,358,860

	Utilities - 1.56%
	Water Utilities - 1.56%
1,106,194	Evoqua Water Technologies Corp. (a)	26,227,860
	Total Utilities (Cost $21,983,107)	26,227,860

	TOTAL COMMON STOCKS (Cost $1,204,111,545)	1,567,807,176

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.34%
	Real Estate - 2.34%
123,905	American Tower Corp.	17,677,526
47,734	Equinix Inc.	21,634,004
	Total Real Estate (Cost $22,470,938)	39,311,530

	TOTAL REITS (Cost $22,470,938)	39,311,530

	SHORT TERM INVESTMENT - 4.24%
	Investment Company - 4.24%
71,364,059	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.16% (d)	71,364,059
	Total Investment Company	71,364,059

	TOTAL SHORT TERM INVESTMENT (Cost $71,364,059)	71,364,059

	Total Investments (Cost $1,297,946,542) - 99.76%	1,678,482,765
	Other Assets in Excess of Liabilities - 0.24%	4,098,983
	TOTAL NET ASSETS - 100.00%	$1,682,581,748

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $194,363,420 (11.55% of net assets) at December 31, 2017.
(c)	A portion of this security is deemed illiquid. The total value of the illiquid portion of the security amounted to $13,044,809 (0.78% of net assets) at December 31, 2017.
(d)	The rate quoted is the annualized seven-day effective yield as of December 31, 2017.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$1,297,946,542
Gross unrealized appreciation	424,047,952
Gross unrealized depreciation	(43,511,729)
Net unrealized appreciation	$380,536,223

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Dividend Focus Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 92.69%
	Consumer Discretionary - 11.32%
	Auto Components - 0.92%
18,050	The Goodyear Tire & Rubber Co.	$583,196

	Automobiles - 0.85%
13,200	General Motors Co.	541,068

	Hotels, Restaurants & Leisure - 3.51%
11,625	Carnival Corp. (b)	771,552
6,775	Cedar Fair, L.P.	440,307
3,025	Marriott International, Inc. - Class A	410,583
10,600	Starbucks Corp.	608,758
		2,231,200
	Internet & Direct Marketing Retail - 1.29%
700	Amazon.com, Inc. (a)	818,629

	Media - 3.49%
22,750	AMC Entertainment Holdings, Inc. - Class A	343,525
15,200	Comcast Corp. - Class A	608,760
22,400	Twenty-First Century Fox, Inc. - Class A	773,472
4,550	The Walt Disney Co.	489,170
		2,214,927
	Specialty Retail - 1.26%
4,225	The Home Depot, Inc.	800,764
	Total Consumer Discretionary (Cost $5,603,538)	7,189,784

	Consumer Staples - 7.02%
	Beverages - 1.26%
6,650	PepsiCo, Inc.	797,468

	Food & Staples Retailing - 1.30%
8,350	Wal-Mart Stores, Inc.	824,563

	Food Products - 1.86%
8,375	The Kraft Heinz Co.	651,240
8,900	Pinnacle Foods Inc.	529,283
		1,180,523
	Household Products - 1.88%
6,450	Colgate-Palmolive Co.	486,652
7,725	The Procter & Gamble Co.	709,773
		1,196,425
	Tobacco - 0.72%
6,450	Altria Group, Inc.	460,594
	Total Consumer Staples (Cost $3,284,808)	4,459,573

	Energy - 6.59%
	Energy Equipment & Services - 1.05%
7,600	Halliburton Co.	371,412
4,400	Schlumberger Ltd. (b)	296,516
		667,928
	Oil, Gas & Consumable Fuels - 5.54%
4,450	Andeavor	508,813
10,800	Delek US Holdings, Inc.	377,352
22,350	Enterprise Products Partners L.P.	592,499
5,275	EQT Midstream Partners LP	385,602
8,450	Exxon Mobil Corp.	706,758
11,575	Hess Corp.	549,465
5,950	Royal Dutch Shell PLC. - Class A - ADR (b)	396,925
		3,517,414
	Total Energy (Cost $3,743,386)	4,185,342

	Financials - 15.52%
	Banks - 9.32%
50,650	Bank of America Corp.	1,495,188
23,250	BB&T Corp.	1,155,990
8,550	Citigroup Inc.	636,205
14,725	JPMorgan Chase & Co.	1,574,692
17,400	Wells Fargo & Co.	1,055,658
		5,917,733
	Capital Markets - 3.30%
1,100	BlackRock, Inc.	565,081
4,025	CME Group Inc.	587,851
5,550	S&P Global, Inc.	940,170
		2,093,102
	Diversified Financial Services - 1.75%
5,600	Berkshire Hathaway Inc. - Class B (a)	1,110,032

	Insurance - 1.15%
11,575	Arthur J. Gallagher & Co.	732,466
	Total Financials (Cost $6,334,449)	9,853,333

	Health Care - 12.37%
	Biotechnology - 2.98%
7,725	AbbVie Inc.	747,084
1,800	Amgen Inc.	313,020
3,850	Gilead Sciences, Inc.	275,814
3,600	SHIRE PLC - ADR (b)	558,432
		1,894,350
	Health Care Equipment & Supplies - 1.44%
7,400	Medtronic, PLC (b)	597,550
2,600	Zimmer Biomet Holdings, Inc.	313,742
		911,292
	Health Care Providers & Services - 3.51%
4,275	Anthem, Inc.	961,918
2,200	McKesson Corp.	343,090
4,200	UnitedHealth Group Inc.	925,932
		2,230,940

	Pharmaceuticals - 4.44%
1,800	Allergan plc (b)	294,444
4,450	Bristol-Myers Squibb Co.	272,696
3,150	Eli Lilly & Co.	266,049
6,825	Johnson & Johnson	953,589
5,600	Merck & Co., Inc.	315,112
19,800	Pfizer Inc.	717,156
		2,819,046
	Total Health Care (Cost $6,196,092)	7,855,628

	Industrials - 8.65%
	Aerospace & Defense - 2.44%
3,425	The Boeing Co.	1,010,067
4,200	United Technologies Corp.	535,794
		1,545,861
	Airlines - 1.13%
12,800	Delta Air Lines, Inc.	716,800

	Commercial Services & Supplies - 1.06%
7,800	Waste Management, Inc.	673,140

	Industrial Conglomerates - 2.19%
2,450	3M Co.	576,657
16,250	General Electric Co.	283,562
3,450	Honeywell International, Inc.	529,092
		1,389,311
	Machinery - 1.24%
3,950	Parker-Hannifin Corp.	788,341

	Professional Services - 0.59%
3,200	Equifax Inc.	377,344
	Total Industrials (Cost $3,843,961)	5,490,797

	Information Technology - 22.57%
	Communications Equipment - 1.07%
17,750	Cisco Systems, Inc.	679,825

	Internet Software & Services - 3.31%
630	Alphabet, Inc. - Class A (a)	663,642
650	Alphabet, Inc. - Class C (a)	680,160
4,300	Facebook, Inc. - Class A (a)	758,778
		2,102,580
	IT Services - 2.32%
12,925	Visa Inc. - Class A	1,473,709

	Semiconductors & Semiconductor Equipment - 5.82%
7,900	Analog Devices, Inc.	703,337
3,400	Broadcom Ltd. (b)	873,460
14,550	Intel Corp.	671,628
7,675	QUALCOMM, Inc.	491,353
9,150	Texas Instruments Inc.	955,626
		3,695,404

	Software - 5.86%
13,850	Activision Blizzard, Inc.	876,982
25,150	Microsoft Corp.	2,151,331
14,725	Oracle Corp.	696,198
		3,724,511
	Technology Hardware, Storage & Peripherals - 4.19%
15,720	Apple Inc.	2,660,296
	Total Information Technology (Cost $8,781,223)	14,336,325

	Materials - 3.98%
	Chemicals - 2.45%
8,475	DowDuPont Inc.	603,590
10,300	Huntsman Corp.	342,887
5,200	Monsanto Co.	607,256
		1,553,733
	Metals & Mining - 1.53%
13,450	Compass Minerals International, Inc.	971,762
	Total Materials (Cost $2,236,451)	2,525,495

	Telecommunication Services - 1.70%
	Diversified Telecommunication Services - 1.70%
13,300	AT&T Inc.	517,104
10,625	Verizon Communications, Inc.	562,381
	Total Telecommunication Services (Cost $953,783)	1,079,485

	Utilities - 2.97%
	Electric Utilities - 2.97%
18,000	American Electric Power Co., Inc.	1,324,260
8,850	Edison International	559,674
	Total Utilities (Cost $1,700,609)	1,883,934

	TOTAL COMMON STOCKS (Cost $42,678,300)	58,859,696

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.25%
	Real Estate - 1.25%
2,200	American Tower Corp.	313,874
1,050	Public Storage	219,450
7,400	Weyerhaeuser Co.	260,924
	Total Real Estate (Cost $713,115)	794,248

	TOTAL REITS (Cost $713,115)	794,248

	CONVERTIBLE PREFERRED STOCKS - 0.96%
	Health Care - 0.30%
	Pharmaceuticals - 0.30%
	Allergan plc (b)
320	(03/01/2018; 5.5000%) (c)	187,600
	Total Health Care (Cost $252,917)	187,600

	Industrials - 0.66%
	Commercial Services & Supplies - 0.66%
	Stericycle, Inc.
7,970	(09/15/2018; 5.2500%) (c)	421,932
	Total Industrials (Cost $497,708)	421,932

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $750,625)	609,532

	SHORT TERM INVESTMENT - 5.11%
	Investment Company - 5.11%
3,247,867	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.16% (d)	3,247,867
	Total Investment Company	3,247,867

	TOTAL SHORT TERM INVESTMENT (Cost $3,247,867)	3,247,867

	Total Investments (Cost $47,389,907) - 100.01%	63,511,343
	Liabilities in Excess of Other Assets - (0.01)%	(9,034)
	TOTAL NET ASSETS - 100.00%	$63,502,309

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $3,976,479 (6.26% of net assets) at December 31, 2017.
(c)	Maturity Date and Preferred Dividend Rate of Preferred Stock
(d)	The rate quoted is the annualized seven-day effective yield as of December 31, 2017.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$47,389,907
Gross unrealized appreciation	16,935,890
Gross unrealized depreciation	(814,453)
Net unrealized appreciation	$16,121,436

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Emerging Opportunities Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 87.84%
	Consumer Discretionary - 20.44%
	Auto Components - 2.67%
96,100	Motorcar Parts of America, Inc. (a)	$2,401,539

	Hotels, Restaurants & Leisure - 4.56%
175,500	Del Taco Restaurants, Inc. (a)	2,127,060
130,000	Playa Hotels & Resorts N.V. (a)(b)	1,402,700
200,000	YogaWorks, Inc. (a)	566,000
		4,095,760
	Household Durables - 4.08%
15,300	Installed Building Products Inc (a)	1,162,035
19,200	LGI Homes, Inc. (a)	1,440,576
22,500	Universal Electronics, Inc. (a)	1,063,125
		3,665,736
	Internet & Direct Marketing Retail - 0.96%
48,500	Duluth Holdings Inc. - Class B (a)	865,725

	Leisure Products - 3.29%
51,400	MCBC Holdings, Inc. (a)	1,142,108
135,600	Nautilus, Inc. (a)	1,810,260
		2,952,368
	Media - 1.79%
72,300	Liberty Media Corp-Liberty Braves (a)	1,606,506

	Specialty Retail - 3.09%
44,000	At Home Group Inc. (a)	1,337,160
150,000	The Tile Shop Holdings, Inc.	1,440,000
		2,777,160
	Total Consumer Discretionary (Cost $17,449,220)	18,364,794

	Consumer Staples - 3.14%
	Beverages - 1.75%
20,400	MGP Ingredients, Inc.	1,568,352

	Personal Products - 1.39%
56,000	e.l.f. Beauty, Inc. (a)	1,249,360
	Total Consumer Staples (Cost $1,963,030)	2,817,712

	Financials - 7.16%
	Capital Markets - 2.86%
44,700	Financial Engines Inc.	1,354,410
34,285	Hamilton Lane Inc. - Class A	1,213,346
		2,567,756
	Diversified Financial Services - 1.50%
79,300	Compass Diversified Holdings	1,344,135

	Insurance - 1.82%
36,300	Kinsale Capital Group, Inc.	1,633,500

	Thrifts & Mortgage Finance - 0.98%
2,600	LendingTree, Inc. (a)	885,170
	Total Financials (Cost $4,203,503)	6,430,561

	Health Care - 9.68%
	Biotechnology - 1.22%
30,000	Deciphera Pharmaceuticals, Inc. (a)	680,100
22,100	Dynavax Technologies Corp. (a)	413,270
		1,093,370
	Health Care Equipment & Supplies - 1.36%
20,000	OrthoPediatrics Corp. (a)	383,800
60,300	Oxford Immunotec Global PLC (a)(b)	842,391
		1,226,191
	Health Care Providers & Services - 3.13%
119,800	Cross Country Healthcare, Inc. (a)	1,528,648
20,900	LHC Group, Inc. (a)	1,280,125
		2,808,773
	Health Care Technology - 3.39%
53,000	HealthStream, Inc. (a)	1,227,480
37,500	Omnicell, Inc. (a)	1,818,750
		3,046,230
	Pharmaceuticals - 0.58%
75,000	Clearside Biomedical, Inc. (a)	525,000
	Total Health Care (Cost $7,342,312)	8,699,564

	Industrials - 16.41%
	Aerospace & Defense - 2.09%
45,400	Astronics Corp. (a)	1,882,738

	Building Products - 1.85%
36,400	Apogee Enterprises, Inc.	1,664,572

	Machinery - 3.89%
152,400	Kornit Digital Ltd. (a)(b)	2,461,260
10,000	Proto Labs, Inc. (a)	1,030,000
		3,491,260
	Professional Services - 2.83%
19,000	ICF International, Inc. (a)	997,500
11,400	WageWorks, Inc. (a)	706,800
35,000	Willdan Group, Inc. (a)	837,900
		2,542,200
	Trading Companies & Distributors - 5.75%
131,000	Foundation Building Materials, Inc. (a)	1,937,490
205,000	Nexeo Solutions, Inc. (a)	1,865,500
17,800	SiteOne Landscape Supply, Inc. (a)	1,365,260
		5,168,250
	Total Industrials (Cost $11,725,621)	14,749,020

	Information Technology - 27.41%
	Internet Software & Services - 11.19%
142,800	Amber Road Inc. (a)	1,048,152
75,800	CommerceHub, Inc. - Series C (a)	1,560,722
30,505	Envestnet, Inc. (a)	1,520,674
51,000	Five9, Inc. (a)	1,268,880
34,200	Instructure, Inc. (a)	1,132,020
70,620	Mimecast Ltd (a)(b)	2,024,676
24,000	Shutterstock Inc. (a)	1,032,720
39,000	Yext, Inc. (a)	469,170
		10,057,014
	IT Services - 2.47%
50,400	Virtusa Corp. (a)	2,221,632

	Semiconductors & Semiconductor Equipment - 3.73%
67,680	Everspin Technologies, Inc. (a)	507,600
51,000	Ichor Holdings, Ltd. (a)(b)	1,254,600
60,000	MaxLinear, Inc. (a)	1,585,200
		3,347,400
	Software - 10.02%
198,000	8x8, Inc. (a)	2,791,800
60,000	Everbridge, Inc. (a)	1,783,200
74,000	Materialise NV - ADR (a)(b)	940,540
45,500	RingCentral, Inc. - Class A (a)	2,202,200
26,500	Varonis Systems, Inc. (a)	1,286,575
		9,004,315
	Total Information Technology (Cost $16,135,221)	24,630,361

	Materials - 3.04%
	Chemicals - 1.72%
21,900	Ingevity Corp. (a)	1,543,293

	Construction Materials - 1.32%
14,200	US Concrete Inc. (a)	1,187,830
	Total Materials (Cost $1,743,968)	2,731,123

	Utilities - 0.56%
	Water Utilities - 0.56%
32,500	AquaVenture Holdings Ltd. (a)(b)	504,400
	Total Utilities (Cost $585,000)	504,400

	TOTAL COMMON STOCKS (Cost $61,147,875)	78,927,535

	REAL ESTATE INVESTMENT TRUST (REIT) - 2.91%
	Real Estate - 2.91%
93,100	Community Healthcare Trust, Inc.	2,616,110
	Total Real Estate (Cost $2,206,615)	2,616,110

	TOTAL REIT (Cost $2,206,615)	2,616,110

	SHORT TERM INVESTMENT - 9.37%
	Investment Company - 9.37%
8,415,020	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.16% (c)	8,415,020
	Total Investment Company	8,415,020

	TOTAL SHORT TERM INVESTMENT (Cost $8,415,020)	8,415,020

	Total Investments (Cost $71,769,510) - 100.12%	89,958,665
	Liabilities in Excess of Other Assets - (0.12)%	(104,541)
	TOTAL NET ASSETS - 100.00%	$89,854,124

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $9,430,567 (10.50% of net assets) at December 31, 2017.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2017.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$71,769,510
Gross unrealized appreciation	21,671,379
Gross unrealized depreciation	(3,482,224)
Net unrealized appreciation	$18,189,155

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Flexible Income Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 85.10%
	Consumer Discretionary - 5.07%
	Automobiles - 0.72%
435,000	Ford Motor Co.	$5,433,150

	Media - 4.35%
498,000	Lions Gate Entertainment Corp. - Class A (a)(b)	16,837,380
498,000	Lions Gate Entertainment Corp. - Class B (a)(b)	15,806,520
		32,643,900
	Total Consumer Discretionary (Cost $33,072,586)	38,077,050

	Consumer Staples - 14.30%
	Beverages - 4.69%
400,000	The Coca Cola Co.	18,352,000
50,000	Dr. Pepper Snapple Group, Inc.	4,853,000
100,000	PepsiCo, Inc.	11,992,000
		35,197,000
	Food & Staples Retailing - 2.05%
50,000	Costco Wholesale Corp.	9,306,000
100,000	Sysco Corp.	6,073,000
		15,379,000
	Food Products - 2.08%
10,000	B&G Foods Inc.	351,500
200,000	General Mills, Inc.	11,858,000
50,000	Kellogg Co.	3,399,000
		15,608,500
	Household Products - 5.48%
100,000	The Clorox Co.	14,874,000
25,000	Colgate-Palmolive Co.	1,886,250
50,000	Kimberly-Clark Corp.	6,033,000
200,000	The Procter & Gamble Co.	18,376,000
		41,169,250
	Total Consumer Staples (Cost $62,876,593)	107,353,750

	Energy - 23.51%
	Energy Equipment & Services - 1.68%
65,000	Helmerich & Payne, Inc.	4,201,600
125,000	Schlumberger Ltd. (b)	8,423,750
		12,625,350
	Oil, Gas & Consumable Fuels - 21.83%
105,000	Apache Corp.	4,433,100
399,000	BP PLC - ADR (b)	16,769,970
150,000	Chevron Corp.	18,778,500
370,000	ConocoPhillips	20,309,300
140,000	Delek Logistics Partners LP	4,438,000
134,490	EQT Midstream Partners LP	9,831,219
250,000	Exxon Mobil Corp.	20,910,000
170,000	Hess Corp.	8,069,900
591,110	HollyFrontier Corp.	30,276,654
100,000	Marathon Petroleum Corp.	6,598,000
25,000	Phillips 66	2,528,750
288,000	Royal Dutch Shell PLC. - Class A - ADR (b)	19,212,480
45,000	Suncor Energy, Inc. (b)	1,652,400
		163,808,273
	Total Energy (Cost $144,680,408)	176,433,623

	Financials - 5.28%
	Banks - 2.48%
375,000	BB&T Corp.	18,645,000

	Insurance - 2.80%
140,000	The Allstate Corp.	14,659,400
100,000	Arthur J. Gallagher & Co.	6,328,000
		20,987,400
	Total Financials (Cost $22,773,344)	39,632,400

	Health Care - 9.32%
	Health Care Equipment & Supplies - 1.80%
80,000	Abbott Laboratories	4,565,600
138,000	Baxter International, Inc.	8,920,320
		13,485,920
	Pharmaceuticals - 7.52%
75,000	Eli Lilly & Co.	6,334,500
460,000	GlaxoSmithKline PLC - ADR (b)	16,316,200
140,000	Johnson & Johnson	19,560,800
80,000	Merck & Co., Inc.	4,501,600
270,000	Pfizer Inc.	9,779,400
		56,492,500
	Total Health Care (Cost $47,111,400)	69,978,420

	Industrials - 8.94%
	Aerospace & Defense - 3.54%
90,000	The Boeing Co.	26,541,900

	Commercial Services & Supplies - 3.49%
800,000	Pitney Bowes Inc.	8,944,000
200,000	Waste Management, Inc.	17,260,000
		26,204,000
	Industrial Conglomerates - 1.91%
820,000	General Electric Co.	14,309,000
	Total Industrials (Cost $39,504,642)	67,054,900

	Information Technology - 10.11%
	Communications Equipment - 1.02%
200,000	Cisco Systems, Inc.	7,660,000

	IT Services - 2.30%
112,800	International Business Machines Corp. (IBM)	17,305,776

	Semiconductors & Semiconductor Equipment - 3.60%
550,000	Intel Corp.	25,388,000
25,000	QUALCOMM, Inc.	1,600,500
		26,988,500
	Software - 3.19%
280,000	Microsoft Corp.	23,951,200
	Total Information Technology (Cost $45,531,275)	75,905,476

	Materials - 2.73%
	Chemicals - 2.37%
250,000	DowDuPont Inc.	17,805,000

	Metals & Mining - 0.36%
50,000	Rio Tinto PLC - ADR (b)	2,646,500
	Total Materials (Cost $9,403,578)	20,451,500

	Telecommunication Services - 5.84%
	Diversified Telecommunication Services - 5.84%
587,500	AT&T Inc.	22,842,000
396,000	Verizon Communications, Inc.	20,960,280
	Total Telecommunication Services (Cost $39,291,323)	43,802,280

	TOTAL COMMON STOCKS (Cost $444,245,149)	638,689,399

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.31%
	Real Estate - 2.31%
85,300	Digital Realty Trust, Inc.	9,715,670
215,000	Weyerhaeuser Co.	7,580,900
	Total Real Estate (Cost $11,199,794)	17,296,570

	TOTAL REITS (Cost $11,199,794)	17,296,570

	CONVERTIBLE BONDS - 6.86%
	Consumer Discretionary - 4.52%
	Media - 4.52%
	Lions Gate Entertainment Inc.
$30,000,000	1.250%, 04/15/2018 (c)	33,956,700
	Total Consumer Discretionary (Cost $30,000,000)	33,956,700

	Health Care - 0.28%
	Pharmaceuticals - 0.28%
	The Medicines Co.
2,000,000	2.500%, 01/15/2022	2,113,750
	Total Health Care (Cost $2,051,444)	2,113,750

	Industrials - 0.36%
	Air Freight & Logistics - 0.36%
	UTi Worldwide, Inc.
2,600,000	4.500%, 03/01/2019 (b)(c)	2,720,250
	Total Industrials (Cost $2,600,000)	2,720,250

	Information Technology - 1.70%
	Internet Software & Services - 0.63%
	Cornerstone OnDemand, Inc.
4,750,000	1.500%, 07/01/2018	4,735,157
	Software - 1.07%
	Nuance Communications, Inc.
7,725,000	1.500%, 11/01/2035	7,995,375
	Total Information Technology (Cost $12,207,558)	12,730,532

	TOTAL CONVERTIBLE BONDS (Cost $46,859,002)	51,521,232

	CORPORATE BONDS - 4.85%
	Consumer Discretionary - 0.45%
	Leisure Products - 0.34%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,548,277
	Multiline Retail - 0.11%
	Dollar Tree, Inc.
800,000	5.250%, 03/01/2020	814,340
	Total Consumer Discretionary (Cost $2,905,908)	3,362,617

	Energy - 1.56%
	Energy Equipment & Services - 0.67%
	Forum Energy Technologies Inc.
5,000,000	6.250%, 10/01/2021	5,037,500
	Oil, Gas & Consumable Fuels - 0.89%
	Approach Resources, Inc.
3,000,000	7.000%, 06/15/2021	2,610,000
	WildHorse Resource Development Corp.
4,000,000	6.875%, 02/01/2025	4,100,000
		6,710,000
	Total Energy (Cost $11,777,599)	11,747,500

	Financials - 0.33%
	Diversified Financial Services - 0.33%
	Everi Payments Inc.
2,500,000	7.500%, 12/15/2025 (Acquired 11/20/2017, Cost $2,500,000)(d)(e)	2,484,375
	Total Financials (Cost $2,500,000)	2,484,375

	Health Care - 0.12%
	Pharmaceuticals - 0.12%
	Valeant Pharmaceuticals International, Inc.
885,000	5.375%, 03/15/2020 (Acquired Various Dates, Cost $887,569)(b)(d)(e)	889,425
	Total Health Care (Cost $887,569)	889,425

	Industrials - 0.41%
	Aerospace & Defense - 0.41%
	TransDigm, Inc.
3,000,000	5.500%, 10/15/2020	3,041,250
	Total Industrials (Cost $2,982,500)	3,041,250

	Information Technology - 1.38%
	Diversified Telecommunication Services - 0.50%
	CCO Holdings LLC / CCO Holdings Capital Corp.
3,706,000	5.250%, 03/15/2021	3,770,855
	Software - 0.88%
	ACI Worldwide, Inc.
3,750,000	6.375%, 08/15/2020 (c)(e)	3,820,312
	Nuance Communications, Inc.
2,722,000	5.375%, 08/15/2020 (Acquired 05/22/2014, Cost $2,743,303)(d)(e)	2,766,233
		6,586,545
	Total Information Technology (Cost $10,150,952)	10,357,400

	Telecommunication Services - 0.60%
	Diversified Telecommunication Services - 0.60%
	Consolidated Communications Inc
5,000,000	6.500%, 10/01/2022	4,525,000
	Total Telecommunication Services (Cost $4,956,500)	4,525,000

	TOTAL CORPORATE BONDS (Cost $36,161,028)	36,407,567

	SHORT TERM INVESTMENTS - 0.77%
	Investment Company - 0.77%
5,788,768	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.16% (f)	5,788,768
	Total Investment Company	5,788,768

	TOTAL SHORT TERM INVESTMENTS (Cost $5,788,768)	5,788,768

	Total Investments (Cost $544,253,741) - 99.89%	749,703,536
	Other Assets in Excess of Liabilities - 0.11%	861,232
	TOTAL NET ASSETS - 100.00%	$750,564,768

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $101,274,875 (13.49% of net assets) at December 31, 2017.
(c)	These securities are deemed illiquid. The total value of the illiquid portion of these securities amounted to $40,497,262 (5.40% of net assets) at December 31, 2017.
(d)	Restricted security deemed liquid. The total value of restricted securities is $6,140,033 (0.82% of net assets) at December 31, 2017.
(e)	144A Securities. The total value of restricted securities is $9,960,345 (1.33% of net assets) at December 31, 2017.
(f)	The rate quoted is the annualized seven-day effective yield as of December 31, 2017.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$544,253,741
Gross unrealized appreciation	227,965,764
Gross unrealized depreciation	(22,515,969)
Net unrealized appreciation	$205,449,795

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements

Buffalo Growth Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 96.00%
	Consumer Discretionary - 13.71%
	Hotels, Restaurants & Leisure - 1.92%
71,885	Starbucks Corp.	$4,128,356

	Internet & Direct Marketing Retail - 5.80%
7,635	Amazon.com, Inc. (a)	8,928,903
2,051	The Priceline Group Inc. (a)	3,564,105
		12,493,008
	Media - 1.75%
35,040	The Walt Disney Co.	3,767,150

	Specialty Retail - 2.04%
23,178	The Home Depot, Inc.	4,392,926

	Textiles, Apparel & Luxury Goods - 2.20%
75,734	NIKE, Inc. - Class B	4,737,162
	Total Consumer Discretionary (Cost $16,005,187)	29,518,602

	Energy - 0.91%
	Energy Equipment & Services - 0.91%
92,752	Oceaneering International, Inc.	1,960,777
	Total Energy (Cost $2,567,357)	1,960,777

	Financials - 9.11%
	Banks - 2.64%
75,244	Bank of America Corp.	2,221,203
32,390	JPMorgan Chase & Co.	3,463,786
		5,684,989
	Capital Markets - 6.47%
25,975	CME Group Inc.	3,793,649
58,845	Intercontinental Exchange, Inc.	4,152,103
12,417	MarketAxess Holdings, Inc.	2,505,130
20,488	S&P Global, Inc.	3,470,667
		13,921,549
	Total Financials (Cost $12,351,365)	19,606,538

	Health Care - 17.14%
	Biotechnology - 4.32%
11,043	Biogen Idec Inc. (a)	3,517,969
37,785	Portola Pharmaceuticals, Inc. (a)	1,839,374
25,345	SHIRE PLC - ADR (b)	3,931,516
		9,288,859
	Health Care Equipment & Supplies - 9.07%
79,368	Abbott Laboratories	4,529,532
21,577	Align Technology, Inc. (a)	4,794,193
56,992	Baxter International, Inc.	3,683,963
44,690	Danaher Corp.	4,148,126
15,178	IDEXX Laboratories, Inc. (a)	2,373,535
		19,529,349
	Health Care Providers & Services - 1.72%
16,765	UnitedHealth Group Inc.	3,696,012

	Pharmaceuticals - 2.03%
77,836	Merck & Co., Inc.	4,379,832
	Total Health Care (Cost $25,300,711)	36,894,052

	Industrials - 10.44%
	Air Freight & Logistics - 1.87%
16,128	FedEx Corp.	4,024,581

	Industrial Conglomerates - 3.63%
16,822	3M Co.	3,959,394
25,124	Honeywell International, Inc.	3,853,017
		7,812,411
	Machinery - 1.38%
20,695	WABCO Holdings, Inc. (a)	2,969,733

	Professional Services - 2.14%
45,704	Nielsen Holdings PLC (b)	1,663,626
53,635	TransUnion (a)	2,947,779
		4,611,405
	Road & Rail - 1.42%
22,735	Union Pacific Corp.	3,048,763
	Total Industrials (Cost $14,858,907)	22,466,893

	Information Technology - 35.53%
	Electronic Equipment, Instruments & Components - 1.07%
11,590	Littelfuse, Inc.	2,292,734

	Internet Software & Services - 7.89%
4,832	Alphabet, Inc. - Class A (a)	5,090,029
4,665	Alphabet, Inc. - Class C (a)	4,881,456
39,787	Facebook, Inc. - Class A (a)	7,020,814
		16,992,299
	IT Services - 8.90%
33,345	Broadridge Financial Solutions, Inc.	3,020,390
23,040	Fiserv, Inc. (a)	3,021,235
18,020	International Business Machines Corp. (IBM)	2,764,629
19,620	MasterCard, Inc. - Class A	2,969,683
39,568	Visa Inc. - Class A	4,511,543
20,280	WEX, Inc. (a)	2,864,145
		19,151,625
	Semiconductors & Semiconductor Equipment - 3.43%
51,780	Intel Corp.	2,390,165
47,131	QUALCOMM, Inc.	3,017,326
57,770	Semtech Corp. (a)	1,975,734
		7,383,225

	Software - 10.50%
16,475	Adobe Systems, Inc. (a)	2,887,079
29,065	Guidewire Software Inc. (a)	2,158,367
106,075	Microsoft Corp.	9,073,655
60,325	Oracle Corp.	2,852,166
18,825	Red Hat, Inc. (a)	2,260,883
33,025	salesforce.com, inc. (a)	3,376,146
		22,608,296
	Technology Hardware, Storage & Peripherals - 3.74%
47,537	Apple Inc.	8,044,686
	Total Information Technology (Cost $42,898,754)	76,472,865

	Materials - 4.01%
	Chemicals - 4.01%
8,700	Albemarle Corp.	1,112,643
24,080	Ecolab Inc.	3,231,055
27,725	Praxair, Inc.	4,288,503
	Total Materials (Cost $5,180,249)	8,632,201

	Telecommunication Services - 3.30%
	Diversified Telecommunication Services - 3.30%
104,105	AT&T Inc.	4,047,602
57,805	Verizon Communications, Inc.	3,059,619
	Total Telecommunication Services (Cost $6,982,830)	7,107,221

	Utilities - 1.85%
	Water Utilities - 1.85%
167,901	Evoqua Water Technologies Corp. (a)	3,980,933
	Total Utilities (Cost $3,337,346)	3,980,933

	TOTAL COMMON STOCKS (Cost $129,482,706)	206,640,082

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.98%
	Real Estate - 2.98%
15,900	American Tower Corp.	2,268,453
9,129	Equinix Inc.	4,137,445
	Total Real Estate (Cost $3,850,350)	6,405,898

	TOTAL REITS (Cost $3,850,350)	6,405,898

	SHORT TERM INVESTMENT - 1.13%
	Investment Company - 1.13%
2,435,496	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.16% (c)	2,435,496
	Total Investment Company	2,435,496

	TOTAL SHORT TERM INVESTMENT (Cost $2,435,496)	2,435,496

	Total Investments (Cost $135,768,553) - 100.11%	215,481,476
	Liabilities in Excess of Other Assets - (0.11)%	(228,210)
	TOTAL NET ASSETS - 100.00%	$215,253,266

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $5,595,142 (2.60% of net assets) at December 31, 2017.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2017.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$135,768,552
Gross unrealized appreciation	82,160,750
Gross unrealized depreciation	(2,447,826)
Net unrealized appreciation	$79,712,924

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 0.66%
	Consumer Discretionary - 0.66%
	Media - 0.66%
24,485	Lions Gate Entertainment Corp. - Class A (a)(b)	$827,838
24,485	Lions Gate Entertainment Corp. - Class B (a)(b)	777,154
	Total Consumer Discretionary (Cost $499,984)	1,604,992

	TOTAL COMMON STOCKS (Cost $499,984)	1,604,992

	PREFERRED STOCKS - 0.51%
	Financials - 0.51%
	Diversified Financial Services - 0.51%
	Compass Diversified Holdings
50,000	(Perpetual Call 07/30/2022; 7.2500%) (f)	1,233,000
	Total Financials (Cost $1,248,860)	1,233,000

	TOTAL PREFERRED STOCKS (Cost $1,248,860)	1,233,000

	REAL ESTATE INVESTMENT TRUST (REIT) - 0.47%
	Real Estate - 0.47%
1,000	Crown Castle International Corp.	1,128,800
	Total Real Estate (Cost $1,035,000)	1,128,800

	TOTAL REIT (Cost $1,035,000)	1,128,800

	CONVERTIBLE BONDS - 11.93%
	Consumer Discretionary - 4.32%
	Auto Components - 0.39%
	Horizon Global Corp.
$1,000,000	2.750%, 07/01/2022	942,500
	Diversified Consumer Services - 0.52%
	Carriage Services, Inc.
1,000,000	2.750%, 03/15/2021	1,250,625
	Media - 3.41%
	Lions Gate Entertainment Inc.
5,000,000	1.250%, 04/15/2018 (c)	5,659,450
	Live Nation Entertainment Inc.
2,000,000	2.500%, 05/15/2019	2,591,250
		8,250,700
	Total Consumer Discretionary (Cost $9,036,865)	10,443,825

	Energy - 0.77%
	Oil, Gas & Consumable Fuels - 0.77%
	Whiting Petroleum Corp.
2,000,000	1.250%, 04/01/2020	1,850,000
	Total Energy (Cost $1,712,403)	1,850,000

	Financials - 0.62%
	Consumer Finance - 0.62%
	PRA Group, Inc.
1,500,000	3.500%, 06/01/2023 (Acquired Various Dates, Cost $1,534,790)(d)(e)	1,504,688
	Total Financials (Cost $1,534,789)	1,504,688

	Health Care - 2.33%
	Biotechnology - 0.53%
	Neurocrine Biosciences, Inc.
1,000,000	2.250%, 05/15/2024 (Acquired Various Dates, Cost $1,021,043)(d)(e)	1,279,375
	Health Care Equipment & Supplies - 0.63%
	Accuray, Inc.
1,500,000	3.500%, 02/01/2018	1,516,875
	Pharmaceuticals - 1.17%
	Innoviva, Inc.
1,000,000	2.125%, 01/15/2023	993,750
	The Medicines Co.
2,000,000	2.750%, 07/15/2023	1,838,750
		2,832,500
	Total Health Care (Cost $5,427,815)	5,628,750

	Industrials - 1.78%
	Air Freight & Logistics - 0.43%
	Air Transport Services Group, Inc.
1,000,000	1.125%, 10/15/2024 (e)	1,035,000
	Machinery - 1.35%
	Chart Industries, Inc.
1,000,000	2.000%, 08/01/2018	1,002,500
	The Greenbrier Companies, Inc.
1,500,000	3.500%, 04/01/2018	2,254,687
		3,257,187
	Total Industrials (Cost $3,525,574)	4,292,187

	Information Technology - 2.11%
	Internet Software & Services - 1.23%
	Envestnet, Inc.
1,500,000	1.750%, 12/15/2019	1,560,000
	Twitter, Inc.
1,500,000	1.000%, 09/15/2021	1,401,562
		2,961,562
	Software - 0.88%
	Nuance Communications, Inc.
2,060,000	1.500%, 11/01/2035	2,132,100
	Total Information Technology (Cost $4,794,943)	5,093,662

	TOTAL CONVERTIBLE BONDS (Cost $26,032,389)	28,813,112

	CORPORATE BONDS - 62.74%
	Consumer Discretionary - 18.36%
	Auto Components - 0.43%
	Allison Transmission Holdings, Inc.
1,000,000	5.000%, 10/01/2024 (Acquired 03/20/2017, Cost $1,000,000)(d)(e)	1,033,750

	Commercial Services - 0.86%
	Cimpress NV
2,000,000	7.000%, 04/01/2022 (Acquired Various Dates, Cost $2,021,250)(b)(d)(e)	2,070,000
	Distributors - 0.85%
	LKQ Corp.
2,000,000	4.750%, 05/15/2023	2,055,000
	Diversified Consumer Services - 1.04%
	Perry Ellis International, Inc.
1,510,000	7.875%, 04/01/2019 (c)	1,513,775
	Service Corp International
1,000,000	4.500%, 11/15/2020	1,011,250
		2,525,025
	Hotels, Restaurants & Leisure - 1.72%
	Nathan's Famous, Inc.
500,000	6.625%, 11/01/2025 (Acquired 10/18/2017, Cost $500,000)(d)(e)	521,250
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (b)	2,087,643
	Six Flags Entertainment Corp.
1,500,000	5.500%, 04/15/2027 (Acquired 03/30/2017, Cost $1,500,000)(d)(e)	1,556,250
		4,165,143
	Internet & Direct Marketing Retail - 1.57%
	Netflix, Inc.
250,000	5.500%, 02/15/2022	264,062
1,000,000	5.750%, 03/01/2024	1,066,250
2,500,000	4.875%, 04/15/2028 (Acquired 10/23/2017, Cost $2,500,000)(d)(e)	2,453,125
		3,783,437
	Leisure Products - 1.86%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,474,923
	Mattel, Inc.
1,000,000	6.750%, 12/31/2025 (Acquired 12/15/2017, Cost $1,000,000)(d)(e)	1,015,950
		4,490,873
	Media - 6.80%
	AMC Networks Inc.
1,500,000	5.000%, 04/01/2024	1,522,500
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	1,027,500
	The E.W. Scripps Co.
250,000	5.125%, 05/15/2025 (Acquired 04/20/2017, Cost $250,000)(d)(e)	249,375
	Gray Television, Inc.
1,500,000	5.875%, 07/15/2026 (Acquired Various Dates, Cost $1,507,440)(d)(e)	1,541,250
	Lions Gate Entertainment Corp.
250,000	5.875%, 11/01/2024 (Acquired 10/13/2016, Cost $250,000)(d)(b)(e)	265,312
	Live Nation Entertainment Inc.
3,100,000	5.375%, 06/15/2022 (Acquired Various Dates, Cost $3,110,000)(d)(e)	3,212,375
1,000,000	4.875%, 11/01/2024 (Acquired 10/26/2016, Cost $1,000,000)(d)(e)	1,027,500
	Regal Entertainment Group
2,600,000	5.750%, 06/15/2023	2,700,750
	Sirius XM Radio, Inc.
1,000,000	3.875%, 08/01/2022 (Acquired Various Dates, Cost $1,007,500)(d)(e)	1,007,500
1,500,000	4.625%, 05/15/2023 (Acquired Various Dates, Cost $1,539,610)(d)(e)	1,535,625
250,000	5.375%, 07/15/2026 (Acquired 05/18/2016, Cost $250,000)(d)(e)	259,688
	Townsquare Media, Inc.
2,100,000	6.500%, 04/01/2023 (Acquired Various Dates, Cost $2,044,627)(d)(e)	2,060,625
		16,410,000
	Specialty Retail - 1.67%
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,579,688
	Sonic Automotive, Inc.

1,500,000	5.000%, 05/15/2023	1,455,000
		4,034,688
	Textiles, Apparel & Luxury Goods - 1.56%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,759,600
	Total Consumer Discretionary (Cost $41,494,792)	44,327,516

	Consumer Staples - 3.39%
	Beverages - 0.13%
	Cott Beverages, Inc.
300,000	5.375%, 07/01/2022	312,060
	Food Products - 3.26%
	Darling Ingredients, Inc.
1,100,000	5.375%, 01/15/2022	1,130,250
	Lamb Weston Holdings, Inc.
1,500,000	4.875%, 11/01/2026 (e)	1,571,250
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	2,030,000
3,000,000	6.000%, 02/15/2024 (Acquired 01/21/2016, Cost $3,000,000)(d)(e)	3,135,000
		7,866,500
	Total Consumer Staples (Cost $7,890,625)	8,178,560

	Energy - 9.50%
	Energy - 0.84%
	Delek Logistics Partners LP
2,000,000	6.750%, 05/15/2025 (Acquired Various Dates, Cost $2,011,127)(d)(e)	2,030,000
	Energy Equipment & Services - 0.59%
	Forum Energy Technologies Inc.
1,405,000	6.250%, 10/01/2021	1,415,538
	Oil, Gas & Consumable Fuels - 8.07%
	American Midstream Partners LP / American Midstream Finance Corp.
1,000,000	8.500%, 12/15/2021 (Acquired 12/14/2017, Cost $1,023,750)(d)(e)	1,032,500
	Andeavor Logistics LP
3,000,000	6.875% (3 Month LIBOR USD + 4.650%), 08/15/2023	3,051,225
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.
1,000,000	5.500%, 10/15/2019	1,039,270
	Diamondback Energy Inc
1,000,000	4.750%, 11/01/2024	1,008,750
	Gulfport Energy Corp.
1,000,000	6.000%, 10/15/2024	1,005,000
250,000	6.375%, 01/15/2026 (Acquired 10/05/2017, Cost $250,000)(d)(e)	251,250
	Holly Energy Partners, L.P.
2,500,000	6.000%, 08/01/2024 (Acquired Various Dates, Cost $2,565,000)(d)(e)	2,618,750

	Parsley Energy LLC / Parsley Finance Corp.
250,000	6.250%, 06/01/2024 (Acquired 05/24/2016, Cost $250,000)(d)(e)	264,375
1,000,000	5.375%, 01/15/2025 (Acquired Various Dates, Cost $996,250)(d)(e)	1,015,000
500,000	5.625%, 10/15/2027 (Acquired 10/05/2017, Cost $500,000)(d)(e)	512,500
	Seven Generations Energy Ltd.
1,275,000	6.750%, 05/01/2023 (Acquired Various Dates, Cost $1,250,528)(b)(d)(e)	1,361,062
1,000,000	5.375%, 09/30/2025 (Acquired Various Dates, Cost $1,006,563)(b)(d)(e)	1,012,500
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
500,000	5.500%, 06/01/2024	497,500
1,000,000	5.875%, 03/01/2027	982,500
	Whiting Petroleum Corp.
250,000	6.625%, 01/15/2026 (Acquired 12/12/2017, Cost $250,000)(d)(e)	255,313
	WildHorse Resource Development Corp.
3,500,000	6.875%, 02/01/2025	3,587,500
		19,494,995
	Total Energy (Cost $22,413,140)	22,940,533

	Financials - 3.06%
	Capital Markets - 0.65%
	MSCI Inc.
1,500,000	5.250%, 11/15/2024 (Acquired 11/05/2014, Cost $1,500,000)(d)(e)	1,588,125
	Diversified Financial Services - 2.41%
	Cogent Communications Finance Inc.
3,000,000	5.625%, 04/15/2021 (Acquired Various Dates, Cost $2,973,750)(d)(e)	3,037,500
	Cott Holdings, Inc.
1,250,000	5.500%, 04/01/2025 (Acquired Various Dates, Cost $1,249,500)(d)(e)	1,287,500
	Everi Payments Inc.
1,500,000	7.500%, 12/15/2025 (Acquired 11/20/2017, Cost $1,500,000)(d)(e)	1,490,625
		5,815,625
	Total Financials (Cost $7,223,250)	7,403,750

	Health Care - 4.33%
	Health Care Equipment & Supplies - 0.63%
	Catalent Pharma Solutions, Inc.
1,000,000	4.875%, 01/15/2026 (Acquired 10/13/2017, Cost $1,000,000)(d)(e)	1,006,250
	Teleflex Inc.
500,000	4.625%, 11/15/2027	506,150
		1,512,400
	Health Care Providers & Services - 0.86%
	Centene Corp.
1,500,000	5.625%, 02/15/2021	1,545,000
500,000	6.125%, 02/15/2024	530,000
		2,075,000
	Pharmaceuticals - 2.84%
	Endo Finance LLC
2,500,000	5.750%, 01/15/2022 (Acquired Various Dates, Cost $2,452,509)(d)(e)	2,093,750
	Horizon Pharma, Inc.
2,000,000	6.625%, 05/01/2023	2,000,000
	Valeant Pharmaceuticals International, Inc.
708,000	5.375%, 03/15/2020 (Acquired 03/30/2017, Cost $662,114)(b)(d)(e)	711,540
1,500,000	5.500%, 11/01/2025 (Acquired Various Dates, Cost $1,507,500)(b)(d)(e)	1,533,750
500,000	9.000%, 12/15/2025 (Acquired 12/04/2017, Cost $493,055)(b)(d)(e)	522,350
		6,861,390
	Total Health Care (Cost $10,533,450)	10,448,790

	Industrials - 13.44%
	Aerospace & Defense - 3.76%
	KLX Inc.
2,000,000	5.875%, 12/01/2022 (Acquired 11/21/2014, Cost $2,000,000)(d)(e)	2,101,900
	TransDigm, Inc.
2,000,000	5.500%, 10/15/2020	2,027,500
250,000	6.000%, 07/15/2022	255,625
500,000	6.375%, 06/15/2026	506,250
	Triumph Group Inc.
4,000,000	4.875%, 04/01/2021	3,950,000
250,000	5.250%, 06/01/2022	246,250
		9,087,525
	Commercial Services & Supplies - 4.48%
	Covanta Holding Corp.
250,000	5.875%, 03/01/2024	254,375
1,500,000	5.875%, 07/01/2025	1,511,250
	KAR Auction Services, Inc.
500,000	5.125%, 06/01/2025 (Acquired 05/22/2017, Cost $500,000)(d)(e)	513,750
	LSC Communications, Inc.
2,000,000	8.750%, 10/15/2023 (Acquired Various Dates, Cost $2,068,125)(d)(e)	2,062,500
	Matthews International Corp.
1,250,000	5.250%, 12/01/2025 (Acquired Various Dates, Cost $1,263,750)(d)(e)	1,265,625
	Mobile Mini, Inc.
1,000,000	5.875%, 07/01/2024	1,052,500
	Quad Graphics, Inc.
4,000,000	7.000%, 05/01/2022	4,160,000
		10,820,000
	Construction & Engineering - 1.10%
	Great Lakes Dredge & Dock Corp.
1,500,000	8.000%, 05/15/2022	1,576,875
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025 (Acquired 04/12/2017, Cost $1,000,000)(d)(e)	1,077,500
		2,654,375
	Electrical Equipment - 0.85%
	General Cable Corp.
1,000,000	5.750%, 10/01/2022	1,041,250
	Itron, Inc.
1,000,000	5.000%, 01/15/2026 (Acquired 12/08/2017, Cost $1,000,000)(d)(e)	1,006,250
		2,047,500
	Professional Services - 1.55%
	FTI Consulting, Inc.
3,625,000	6.000%, 11/15/2022	3,749,338
	Trading Companies & Distributors - 1.70%
	Fly Leasing Ltd.
2,000,000	6.375%, 10/15/2021 (b)	2,090,000
2,000,000	5.250%, 10/15/2024 (b)	2,005,000
		4,095,000
	Total Industrials (Cost $31,665,241)	32,453,738

	Information Technology - 6.01%
	Communications Equipment - 0.21%
	CyrusOne LP / CyrusOne Finance Corp.
500,000	5.000%, 03/15/2024 (Acquired 11/01/2017, Cost $517,179)(d)(e)	520,000
	Diversified Telecommunication Services - 0.93%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,200,000	5.250%, 03/15/2021	2,238,500
	Electronic Equipment, Instruments & Components - 0.43%
	Anixter Inc.
500,000	5.625%, 05/01/2019	517,500
500,000	5.125%, 10/01/2021	528,750
		1,046,250
	Internet Software & Services - 0.95%
	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
1,200,000	6.000%, 07/15/2025 (Acquired Various Dates, Cost $1,212,000)(d)(e)	1,269,000
	Match Group, Inc.
1,000,000	5.000%, 12/15/2027 (Acquired 11/17/2017, Cost $990,270)(d)(e)	1,017,500
		2,286,500
	IT Services - 0.81%
	ServiceSource International Inc.
2,000,000	1.500%, 08/01/2018	1,962,500
	Software - 2.30%
	ACI Worldwide, Inc.
1,250,000	6.375%, 08/15/2020 (c)(e)	1,273,437
	Nuance Communications, Inc.
3,000,000	6.000%, 07/01/2024	3,232,500
	SS&C Technologies Holdings, Inc.
1,000,000	5.875%, 07/15/2023	1,060,000
		5,565,937
	Software & Services - 0.38%
	Cardtronics plc
1,000,000	5.500%, 05/01/2025 (Acquired 03/30/2017, Cost $1,000,000)(d)(e)	907,500
	Total Information Technology (Cost $14,131,248)	14,527,187

	Materials - 2.08%
	Chemicals - 1.89%
	A. Schulman, Inc.
2,000,000	6.875%, 06/01/2023	2,090,000
	GCP Applied Technologies Inc
1,250,000	9.500%, 02/01/2023 (Acquired Various Dates, Cost $1,298,547)(d)(e)	1,390,625
	Kraton Polymers LLC / Kraton Polymers Capital Corp.
1,000,000	7.000%, 04/15/2025 (Acquired 03/17/2017, Cost $1,000,000)(d)(e)	1,075,000
		4,555,625
	Construction Materials - 0.08%
	James Hardie International Finance DAC
200,000	4.750%, 01/15/2025 (Acquired 11/29/2017, Cost $200,000)(b)(d)(e)	202,500
	Metals & Mining - 0.11%
	Commercial Metals Co.
250,000	5.375%, 07/15/2027	255,625
	Total Materials (Cost $4,691,689)	5,013,750

	Telecommunication Services - 2.57%
	Broadcast Media - 1.07%
	Nexstar Broadcasting, Inc.
2,000,000	6.125%, 02/15/2022 (Acquired Various Dates, Cost $1,995,000)(d)(e)	2,080,000
500,000	5.625%, 08/01/2024 (Acquired 07/13/2016, Cost $500,000)(d)(e)	517,500
		2,597,500
	Diversified Telecommunication Services - 1.50%
	Consolidated Communications Inc
4,000,000	6.500%, 10/01/2022	3,620,000
	Total Telecommunication Services (Cost $6,307,998)	6,217,500

	TOTAL CORPORATE BONDS (Cost $146,351,433)	151,511,324

	BANK LOANS - 17.57%
	Aerospace & Defense - 0.83%
1,539,307	TransDigm, Inc. - Term Loan G (3 Month LIBOR USD + 3.000%)(Acquired 08/16/2017, Cost $1,535,459)(d)	1,548,397
450,693	TransDigm, Inc. - Term Loan G (1 Month LIBOR USD + 3.000%)(Acquired 08/16/2017, Cost $449,566)(d)	453,354
		2,001,751
	Building Products - 1.24%
2,974,824	Builders FirstSource, Inc. - Term Loan B (3 Month LIBOR USD + 3.000%)(Acquired Various Dates, Cost $2,973,124)(d)	2,990,397
	Capital Goods - 2.90%
5,000,000	Maxar Technologies Ltd. - Term Loan B (3 Month LIBOR USD + 2.750%)(Acquired 07/07/2017, Cost $4,975,000)(d)	5,031,250
1,965,224	SiteOne Landscape Supply Holding, Llc (1 Month LIBOR USD + 2.750%)(Acquired 05/10/2016, Cost $1,975,599)(d)	1,976,279
		7,007,529
	Chemicals - 1.00%
426,937	Kraton Polymers LLC (1 Month LIBOR USD + 3.000%)(Acquired 04/21/2016, Cost $411,984)(d)	431,983
1,304,451	Nexeo Solutions, Inc. - Term Loan B (3 Month LIBOR USD + 2.250%)(Acquired Various Dates, Cost $1,307,472)(d)	1,312,199
665,649	Nexeo Solutions, Inc. - Term Loan B (1 Month LIBOR USD + 2.250%)(Acquired Various Dates, Cost $667,191)(d)	669,603
		2,413,785
	Diversified Consumer Services - 1.04%
2,029,221	Weight Watchers International, Inc. (3 Month LIBOR USD + 4.750%)(Acquired Various Dates, Cost $2,036,753)(d)	2,045,292
470,779	Weight Watchers International, Inc. (1 Month LIBOR USD + 4.750%)(Acquired Various Dates, Cost $474,508)(d)	474,508
		2,519,800
	Energy - 0.73%
1,745,625	Green Plains Inc. - Term Loan B (1 Month LIBOR USD + 5.500%)(Acquired 08/18/2017, Cost $1,728,169)(d)	1,763,090
	Food Products - 1.45%
2,467,513	Amplify Snack Brands, Inc. (1 Month LIBOR USD + 5.500%)(c)	2,480,776
997,500	Atkins Nutritionals Holdings, Inc. (3 Month LIBOR USD + 4.000%)(Acquired 07/12/2017, Cost $1,004,687)(d)	1,006,228
		3,487,004
	Health Care Equipment & Supplies - 0.71%
1,704,666	Catalent Pharma Solutions, Inc. (1 Month LIBOR USD + 2.250%)(c)	1,713,726
	Hotels, Restaurants & Leisure - 0.83%
1,605,990	Planet Fitness Holdings, LLC - Term Loan B (1 Month LIBOR USD + 3.000%)(Acquired 03/07/2017, Cost $1,617,402)(d)	1,620,043
373,960	Planet Fitness Holdings, LLC - Term Loan B (3 Month LIBOR USD + 3.000%)(Acquired 03/07/2017, Cost $376,617)(d)	377,232
		1,997,275

	Machinery - 0.42%
1,000,000	Welbilt, Inc. - Term Loan B (1 Month LIBOR USD + 2.750%)(Acquired 08/18/2017, Cost $1,000,000)(d)	1,009,170
	Media - 0.87%
1,100,000	CBS Radio Inc. - Term Loan B (3 Month LIBOR USD + 2.750%)(Acquired Various Dates, Cost $1,097,500)(d)	1,107,447
997,500	The E.W. Scripps Co. (1 Month LIBOR USD + 2.250%)(Acquired 08/18/2017, Cost $996,253)(d)	1,003,111
		2,110,558
	Pharmaceuticals - 4.96%
5,915,783	Akorn, Inc. - Term Loan B (1 Month LIBOR USD + 4.250%)(Acquired Various Dates, Cost $5,846,188)(d)	5,945,362
2,988,747	Horizon Pharma, Inc. (1 Month LIBOR USD + 3.250%)(Acquired Various Dates, Cost $2,997,333)(d)	3,005,095
975,000	Innoviva, Inc. - Term Loan B (3 Month LIBOR USD + 4.500%)(Acquired 08/15/2017, Cost $983,888)(d)	982,312
2,019,434	Valeant Pharmaceuticals International, Inc. (1 Month LIBOR USD + 3.500%)(Acquired Various Dates, Cost $2,000,964)(d)	2,050,523
		11,983,292
	Software & Services - 0.38%
920,000	Blucora, Inc. (3 Month LIBOR USD + 3.000%)(Acquired 11/29/2017, Cost $927,998)(d)	925,180
	Technology Hardware & Equipment - 0.21%
487,500	KEMET Corp. - Term Loan B (1 Month LIBOR USD + 6.000%)(Acquired 06/30/2017, Cost $490,720)(d)	492,984
	TOTAL BANK LOANS (Cost $42,018,648)	42,415,541

	SHORT TERM INVESTMENT - 5.15%
	Investment Company - 5.15%
12,433,612	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.16% (g)	12,433,612
	Total Investment Company	12,433,612

	TOTAL SHORT TERM INVESTMENT (Cost $12,433,612)	12,433,612

	Total Investments (Cost $229,619,926) - 99.03%	239,140,381
	Other Assets in Excess of Liabilities - 0.97%	2,336,589
	TOTAL NET ASSETS - 100.00%	$241,476,970

(a)	Non Income Producing
(b)	Foreign Issued Securities. The total value of these securities amounted to $15,466,649 (6.41% of net assets) at December 31, 2017.
(c)	These securities are deemed illiquid. The total value of these securities amounted to $2,641,164 (5.23% of net assets) at December 31, 2017.
(d)	Restricted security deemed liquid. The total value of these securities amounted to $104,581,467 (43.31% of net assets) at December 31, 2017.
(e)	144A Securities. The total value of these securities amounted to $70,240,115 (29.09% of net assets) at December 31, 2017.
(f)	Maturity Date and Preferred Dividend Rate of Preferred Stock
(g)	The rate quoted is the annualized seven-day effective yield as of December 31, 2017.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$229,619,926
Gross unrealized appreciation	10,687,738
Gross unrealized depreciation	(1,167,282)
Net unrealized appreciation	$9,520,455

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo International Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.05%
	Belgium - 0.82%
	Beverages - 0.82%
19,000	Anheuser-Busch InBev SA/NV	$2,123,092
	Total Belgium (Cost $1,902,411)	2,123,092

	Brazil - 0.60%
	Beverages - 0.60%
238,400	Ambev SA - ADR	1,540,064
	Total Brazil (Cost $1,180,049)	1,540,064

	Canada - 1.54%
	Road & Rail - 1.54%
48,000	Canadian National Railway Co.	3,960,000
	Total Canada (Cost $3,262,226)	3,960,000

	Finland - 0.61%
	Leisure Products - 0.61%
57,000	Amer Sports Oyj	1,579,154
	Total Finland (Cost $1,577,187)	1,579,154

	France - 17.18%
	Beverages - 1.39%
22,500	Pernod Ricard SA	3,562,194

	Chemicals - 1.11%
22,702	Air Liquide SA	2,861,448

	Electrical Equipment - 1.22%
37,000	Schneider Electric SE	3,145,781

	Food Products - 1.72%
27,503	Naturex (a)(b)	2,922,755
14,280	Vilmorin & Cie S.A.	1,513,600
		4,436,355
	Health Care Equipment & Supplies - 1.50%
53,341	Sartorius Stedim Biotech	3,858,621

	Hotels, Restaurants & Leisure - 1.44%
72,000	Accor SA	3,714,724

	Life Sciences Tools & Services - 1.35%
5,700	Eurofins Scientific SE	3,471,540

	Media - 0.91%
34,500	Publicis Groupe SA	2,345,010

	Software - 1.65%
40,000	Dassault Systemes SE	4,251,776

	Textiles, Apparel & Luxury Goods - 4.89%
17,000	Kering	8,016,174
15,500	LVMH Moet Hennessy Louis Vuitton SE	4,563,856
		12,580,030
	Total France (Cost $31,099,128)	44,227,479

	Germany - 26.69%
	Chemicals - 4.05%
24,000	Linde AG (a)	5,605,203
56,000	Symrise AG	4,812,248
		10,417,451
	Construction Materials - 1.74%
41,500	HeidelbergCement AG	4,493,875

	Electronic Equipment, Instruments & Components - 1.47%
113,711	Jenoptik AG	3,758,123
11,000	PA Power Automation AG (a)	28,508
		3,786,631
	Health Care Equipment & Supplies - 1.92%
79,525	Carl Zeiss Meditec AG	4,938,825

	Health Care Providers & Services - 2.21%
73,000	Fresenius SE & Co. KGaA	5,699,402

	Hotels, Restaurants & Leisure - 0.23%
20,000	Vapiano SE (a)	581,925

	Household Products - 1.67%
35,900	Henkel AG & Co. KGaA	4,307,449

	Industrial Conglomerates - 1.61%
29,700	Siemens A.G. - ADR	4,139,056

	Insurance - 1.03%
12,200	Muenchener Rueckversicherungs-Gesellschaft AG.	2,645,841

	IT Services - 2.34%
54,000	Wirecard AG	6,030,164

	Media - 1.05%
58,000	CTS Eventim AG & Co. KGaA	2,701,874

	Pharmaceuticals - 1.79%
36,000	Bayer AG - ADR	1,119,240
28,000	Bayer AG	3,493,953
		4,613,193
	Software - 2.59%
59,300	SAP SE - ADR	6,662,948

	Textiles, Apparel & Luxury Goods - 1.49%
19,200	adidas AG	3,850,643

	Trading Companies & Distributors - 1.50%
61,000	Brenntag AG	3,862,270
	Total Germany (Cost $43,158,176)	68,731,547

	Hong Kong - 3.06%
	Industrial Conglomerates - 2.61%
300,000	Beijing Enterprise Holdings Ltd.	1,781,680
44,184	Jardine Matheson Holding Ltd.	2,684,178
56,695	Jardine Strategic Holdings Ltd.	2,243,988
		6,709,846
	Specialty Retail - 0.45%
630,750	L'Occitane International SA	1,156,088
	Total Hong Kong (Cost $6,969,225)	7,865,934

	India - 1.21%
	Banks - 1.21%
319,180	ICICI Bank Ltd. - ADR	3,105,621
	Total India (Cost $2,927,937)	3,105,621

	Ireland - 1.30%
	Construction Materials - 1.30%
23,300	CRH PLC - ADR	840,897
70,000	CRH PLC	2,511,139
	Total Ireland (Cost $3,472,430)	3,352,036

	Italy - 3.76%
	Beverages - 2.22%
740,000	Davide Campari - Milano S.p.A.	5,722,427

	Internet & Direct Marketing Retail - 1.54%
113,000	Yoox Net-A-Porter Group SpA (a)	3,948,167
	Total Italy (Cost $6,230,135)	9,670,594

	Japan - 5.92%
	Beverages - 0.62%
32,000	Asahi Group Holdings Ltd.	1,587,575

	Electronic Equipment, Instruments & Components - 3.04%
25,000	Murata Manufacturing Co., Ltd.	3,354,781
75,000	Omron Corp.	4,473,042
		7,827,823
	Internet & Direct Marketing Retail - 0.96%
81,000	START TODAY Co., LTD.	2,462,170

	Machinery - 1.30%
14,000	FANUC Corp.	3,362,237
	Total Japan (Cost $9,595,045)	15,239,805

	Mexico - 0.31%
	Beverages - 0.31%
500,000	Becle, S.A.B. de C.V. (a)	803,560
	Total Mexico (Cost $834,141)	803,560

	Netherlands - 5.17%
	IT Services - 2.00%
87,499	InterXion Holding NV (a)	5,156,316

	Personal Products - 1.63%
74,700	Unilever N.V. - NY Shares - ADR	4,207,104

	Semiconductors & Semiconductor Equipment - 1.54%
22,741	ASML Holding NV - NY Shares - ADR	3,952,841
	Total Netherlands (Cost $6,248,836)	13,316,261

	Norway - 1.66%
	Commercial Services & Supplies - 1.19%
192,000	Tomra Systems ASA	3,075,049

	Diversified Telecommunication Services - 0.47%
56,000	Telenor ASA	1,199,718
	Total Norway (Cost $2,699,747)	4,274,767

	Republic of Korea - 0.74%
	Semiconductors & Semiconductor Equipment - 0.74%
800	Samsung Electronic Co., Ltd.	1,904,068
	Total Republic of Korea (Cost $894,090)	1,904,068

	Singapore - 2.17%
	Semiconductors & Semiconductor Equipment - 2.17%
21,770	Broadcom Ltd.	5,592,713
	Total Singapore (Cost $736,033)	5,592,713

	Spain - 1.85%
	Biotechnology - 1.10%
122,900	Grifols SA - ADR	2,816,868

	Specialty Retail - 0.75%
55,500	Industria de Diseno Textil, S.A.	1,934,149
	Total Spain (Cost $3,696,209)	4,751,017

	Switzerland - 6.62%
	Building Products - 0.65%
1,800	dormakaba Holding AG	1,676,330

	Capital Markets - 1.27%
53,337	Julius Baer Group Ltd.	3,262,235

	Construction Materials - 0.84%
38,500	LafargeHolcim Ltd.	2,171,045

	Insurance - 1.27%
35,000	Swiss Re AG	3,277,490

	Pharmaceuticals - 0.99%
5,000	Roche Holding AG	1,264,816
40,400	Roche Holding AG - ADR	1,275,832
		2,540,648
	Specialty Retail - 1.60%
27,700	Dufry AG (a)	4,118,970
	Total Switzerland (Cost $15,650,869)	17,046,718

	Taiwan, Province of China - 2.48%
	Semiconductors & Semiconductor Equipment - 2.48%
161,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,394,792
	Total Taiwan, Province of China (Cost $2,178,768)	6,394,792

	Thailand - 0.62%
	Electronic Equipment, Instruments & Components - 0.62%
55,300	Fabrinet (a)	1,587,110
	Total Thailand (Cost $2,236,222)	1,587,110

	United Kingdom - 8.74%
	Beverages - 1.38%
24,300	Diageo PLC - ADR	3,548,529

	Health Care Equipment & Supplies - 1.49%
110,100	Smith & Nephew plc - ADR	3,854,601

	Hotels, Restaurants & Leisure - 2.78%
63,264	InterContinental Hotels Group PLC	4,030,768
57,800	Whitbread PLC	3,121,540
		7,152,308
	Insurance - 1.77%
34,000	Aon PLC	4,556,000

	Media - 1.32%
100,600	Liberty Global PLC - Series C (a)	3,404,304
	Total United Kingdom (Cost $17,789,826)	22,515,742

	TOTAL COMMON STOCKS (Cost $164,338,690)	239,582,074

	SHORT TERM INVESTMENT - 6.64%
	Investment Company - 6.64%
17,088,051	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.16% (c)	17,088,051
	Total Investment Company	17,088,051

	TOTAL SHORT TERM INVESTMENT (Cost $17,088,051)	17,088,051

	Total Investments (Cost $181,426,741) - 99.69%	256,670,125
	Other Assets in Excess of Liabilities - 0.31%	808,392
	TOTAL NET ASSETS - 100.00%	$257,478,517

	American Depositary Receipt
	Non Income Producing
	A portion of this security is deemed illiquid. The total value of the illiquid portion of the security amounted to $832,416 (0.32% of net assets) at December 31, 2017.
	The rate quoted is the annualized seven-day effective yield as of December 31, 2017.
	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

	Cost of investments	$181,426,741
	Gross unrealized appreciation	78,220,004
	Gross unrealized depreciation	(2,976,620)
	Net unrealized appreciation	$75,243,384

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of December 31, 2017, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Banks	3,105,621	1.21%
Beverages	18,887,441	7.34%
Biotechnology	2,816,868	1.10%
Building Products	1,676,330	0.65%
Capital Markets	3,262,235	1.27%
Chemicals	13,278,899	5.16%
Commercial Services & Supplies	3,075,049	1.19%
Construction Materials	10,016,956	3.89%
Diversified Telecommunication Services	1,199,718	0.47%
Electrical Equipment	3,145,781	1.22%
Electronic Equipment, Instruments & Components	13,201,564	5.13%
Food Products	4,436,355	1.72%
Health Care Equipment & Supplies	12,652,047	4.91%
Health Care Providers & Services	5,699,402	2.21%
Hotels, Restaurants & Leisure	11,448,957	4.45%
Household Products	4,307,449	1.67%
Industrial Conglomerates	10,848,902	4.21%
Insurance	10,479,331	4.07%
Internet & Direct Marketing Retail	6,410,337	2.49%
IT Services	11,186,480	4.34%
Leisure Products	1,579,154	0.61%
Life Sciences Tools & Services	3,471,540	1.35%
Machinery	3,362,237	1.31%
Media	8,451,188	3.28%
Personal Products	4,207,104	1.63%
Pharmaceuticals	7,153,841	2.78%
Road & Rail	3,960,000	1.54%
Semiconductors & Semiconductor Equipment	17,844,414	6.93%
Software	10,914,724	4.24%
Specialty Retail	7,209,207	2.80%
Textiles, Apparel & Luxury Goods	16,430,673	6.38%
Trading Companies & Distributors	3,862,270	1.50%
Total Common Stocks	239,582,074	93.05%

Short Term Investment
Investment Company	17,088,051	6.64%
Total Short Term Investment	17,088,051	6.64%

Total Investments	256,670,125	99.69%
Other Assets in Excess of Liabilities	808,392	0.31%
TOTAL NET ASSETS	$257,478,517	100.00%

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 93.43%
	Consumer Discretionary - 17.34%
	Hotels, Restaurants & Leisure - 2.44%
3,125	Chipotle Mexican Grill, Inc. (a)	$903,219
6,355	Marriott International, Inc. - Class A	862,564
		1,765,783
	Internet & Direct Marketing Retail - 6.67%
3,210	Amazon.com, Inc. (a)	3,753,999
625	The Priceline Group Inc. (a)	1,086,087
		4,840,086
	Media - 0.81%
1,759	Charter Communications, Inc. - Class A (a)	590,954

	Specialty Retail - 6.11%
17,400	Lowe's Companies, Inc.	1,617,156
5,400	O'Reilly Automotive, Inc. (a)	1,298,916
19,800	The TJX Companies, Inc.	1,513,908
		4,429,980
	Textiles, Apparel & Luxury Goods - 1.31%
15,500	Luxottica Group S.p.A. - ADR (b)	948,135
	Total Consumer Discretionary (Cost $8,086,944)	12,574,938

	Consumer Staples - 2.16%
	Food & Staples Retailing - 1.41%
14,100	CVS Health Corp.	1,022,250

	Personal Products - 0.75%
4,250	The Estee Lauder Companies Inc. - Class A	540,770
	Total Consumer Staples (Cost $1,545,115)	1,563,020

	Energy - 3.04%
	Energy Equipment & Services - 3.04%
32,679	Schlumberger Ltd. (b)	2,202,238
	Total Energy (Cost $2,156,626)	2,202,238

	Financials - 8.47%
	Capital Markets - 8.47%
13,200	CME Group Inc.	1,927,860
22,875	Intercontinental Exchange, Inc.	1,614,060
8,800	S&P Global, Inc.	1,490,720
10,600	T. Rowe Price Group Inc.	1,112,258
	Total Financials (Cost $3,435,273)	6,144,898

	Health Care - 17.39%
	Biotechnology - 8.49%
16,300	Alnylam Pharmaceuticals, Inc. (a)	2,070,915
3,750	Biogen Idec Inc. (a)	1,194,637
27,725	Portola Pharmaceuticals, Inc. (a)	1,349,653
9,950	SHIRE PLC - ADR (b)	1,543,444
		6,158,649
	Health Care Equipment & Supplies - 5.09%
13,900	Danaher Corp.	1,290,198
20,300	Dentsply Sirona Inc.	1,336,349
13,200	Medtronic, PLC (b)	1,065,900
		3,692,447
	Health Care Technology - 1.94%
10,550	athenahealth Inc. (a)	1,403,572

	Pharmaceuticals - 1.87%
43,000	Roche Holding AG - ADR (b)	1,357,940
	Total Health Care (Cost $11,436,405)	12,612,608

	Industrials - 11.03%
	Air Freight & Logistics - 2.33%
14,150	United Parcel Service, Inc. - Class B	1,685,972

	Airlines - 1.37%
17,800	Delta Air Lines, Inc.	996,800

	Commercial Services & Supplies - 3.11%
14,000	Stericycle, Inc. (a)	951,860
15,100	Waste Management, Inc.	1,303,130
		2,254,990
	Industrial Conglomerates - 2.54%
12,000	Honeywell International, Inc.	1,840,320

	Road & Rail - 1.68%
11,600	Kansas City Southern	1,220,552
	Total Industrials (Cost $6,592,821)	7,998,634

	Information Technology - 31.31%
	Electronic Equipment, Instruments & Components - 1.36%
24,300	Trimble Inc. (a)	987,552

	Internet Software & Services - 9.51%
2,845	Alphabet, Inc. - Class A (a)	2,996,923
1,148	Alphabet, Inc. - Class C (a)	1,201,267
15,300	Facebook, Inc. - Class A (a)	2,699,838
		6,898,028
	IT Services - 3.96%
3,850	Alliance Data Systems Corp.	975,898
16,600	Visa Inc. - Class A	1,892,732
		2,868,630
	Semiconductors & Semiconductor Equipment - 3.89%
30,500	Intel Corp.	1,407,880
22,015	QUALCOMM, Inc.	1,409,401
		2,817,281
	Software - 9.07%
10,100	Electronic Arts Inc. (a)	1,061,106
40,100	Microsoft Corp.	3,430,154
22,840	Oracle Corp.	1,079,875
8,400	Red Hat, Inc. (a)	1,008,840
		6,579,975
	Technology Hardware, Storage & Peripherals - 3.52%
15,095	Apple Inc.	2,554,527
	Total Information Technology (Cost $13,590,345)	22,705,993

	Materials - 2.69%
	Chemicals - 2.69%
12,600	Praxair, Inc.	1,948,968
	Total Materials (Cost $1,437,618)	1,948,968

	TOTAL COMMON STOCKS (Cost $48,281,147)	67,751,297

	REAL ESTATE INVESTMENT TRUST (REIT) - 1.76%
	Real Estate - 1.76%
2,811	Equinix Inc.	1,274,001
	Total Real Estate (Cost $471,786)	1,274,001

	TOTAL REIT (Cost $471,786)	1,274,001

	SHORT TERM INVESTMENT - 4.57%
	Investment Company - 4.57%
3,315,085	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.16% (c)	3,315,085
	Total Investment Company	3,315,085

	TOTAL SHORT TERM INVESTMENT (Cost $3,315,085)	3,315,085

	Total Investments (Cost $52,068,018) - 99.76%	72,340,383
	Other Assets in Excess of Liabilities - 0.24%	172,893
	TOTAL NET ASSETS - 100.00%	$72,513,276

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $7,117,657 (9.82% of net assets) at December 31, 2017.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2017.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$52,068,018
Gross unrealized appreciation	21,375,575
Gross unrealized depreciation	(1,103,210)
Net unrealized appreciation	$20,272,365

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 94.07%
	Consumer Discretionary - 13.22%
	Distributors - 1.86%
79,665	LKQ Corp. (a)	$3,239,976

	Hotels, Restaurants & Leisure - 3.28%
32,500	Hilton Worldwide Holdings Inc.	2,595,450
46,925	Six Flags Entertainment Corp.	3,123,797
		5,719,247
	Household Durables - 3.13%
9,890	Mohawk Industries, Inc. (a)	2,728,651
60,750	Sony Corp. - ADR (b)	2,730,712
		5,459,363
	Internet & Direct Marketing Retail - 1.56%
22,797	Expedia, Inc.	2,730,397

	Leisure Products - 1.41%
19,885	Polaris Industries Inc.	2,465,541

	Multiline Retail - 1.57%
25,490	Dollar Tree, Inc. (a)	2,735,332

	Textiles, Apparel & Luxury Goods - 0.41%
53,380	Under Armour, Inc. - Class C (a)	711,022
	Total Consumer Discretionary (Cost $16,487,843)	23,060,878

	Consumer Staples - 2.64%
	Beverages - 1.40%
10,685	Constellation Brands, Inc. - Class A	2,442,271

	Food Products - 1.24%
15,450	Ingredion, Inc.	2,159,910
	Total Consumer Staples (Cost $2,978,065)	4,602,181

	Energy - 2.22%
	Energy Equipment & Services - 2.22%
106,730	Forum Energy Technologies Inc. (a)	1,659,652
70,675	TechnipFMC plc (b)	2,212,834
	Total Energy (Cost $3,833,130)	3,872,486

	Financials - 11.57%
	Capital Markets - 11.57%
25,910	CME Group Inc.	3,784,155
41,295	Financial Engines Inc.	1,251,238
8,685	MarketAxess Holdings, Inc.	1,752,199
19,110	Moody's Corp.	2,820,827
24,875	MSCI, Inc.	3,147,683

28,000	Northern Trust Corp.	2,796,920
50,940	Oaktree Capital Group LLC	2,144,574
34,765	SEI Investments Co.	2,498,213
	Total Financials (Cost $9,033,125)	20,195,809

	Health Care - 14.33%
	Biotechnology - 3.14%
15,625	Alnylam Pharmaceuticals, Inc. (a)	1,985,156
12,940	Ligand Pharmaceuticals Inc. (a)	1,771,874
35,480	Portola Pharmaceuticals, Inc. (a)	1,727,167
		5,484,197
	Health Care Equipment & Supplies - 3.18%
27,125	Dentsply Sirona Inc.	1,785,639
41,680	Hologic, Inc. (a)	1,781,820
28,690	Nevro Corp. (a)	1,980,757
		5,548,216
	Health Care Providers & Services - 0.93%
17,665	AmerisourceBergen Corp.	1,622,000

	Health Care Technology - 1.58%
40,825	Cerner Corp. (a)	2,751,197

	Life Sciences Tools & Services - 3.41%
20,960	Bio-Techne Corp.	2,715,368
5,065	Illumina, Inc. (a)	1,106,652
48,955	INC Research Holdings, Inc. - Class A (a)	2,134,438
		5,956,458
	Pharmaceuticals - 2.09%
50,582	Zoetis Inc	3,643,927
	Total Health Care (Cost $20,802,740)	25,005,995

	Industrials - 16.65%
	Building Products - 2.55%
58,815	Masco Corp.	2,584,331
17,315	Trex Co., Inc. (a)	1,876,773
		4,461,104
	Electrical Equipment - 1.65%
39,700	AMETEK, Inc.	2,877,059

	Machinery - 3.38%
17,395	Nordson Corp.	2,546,628
49,180	Xylem, Inc.	3,354,076
		5,900,704
	Professional Services - 5.28%
19,085	Equifax Inc.	2,250,503
59,559	IHS Markit Ltd. (a)(b)	2,689,089
44,480	Verisk Analytics, Inc (a)	4,270,080
		9,209,672
	Road & Rail - 1.64%
27,205	Kansas City Southern	2,862,510

	Trading Companies & Distributors - 2.15%
46,415	HD Supply Holdings, Inc. (a)	1,857,992
61,185	Univar Inc. (a)	1,894,288
		3,752,280
	Total Industrials (Cost $20,300,812)	29,063,329

	Information Technology - 26.44%
	Communications Equipment - 3.10%
27,080	F5 Networks, Inc. (a)	3,553,438
12,860	Palo Alto Networks, Inc. (a)	1,863,928
		5,417,366
	Electronic Equipment, Instruments & Components - 1.48%
24,800	Cognex Corp.	1,516,768
25,660	National Instruments Corp.	1,068,226
		2,584,994
	Internet Software & Services - 2.98%
8,160	CoStar Group, Inc. (a)	2,423,112
24,225	LogMeIn, Inc.	2,773,762
		5,196,874
	IT Services - 1.57%
29,080	Fidelity National Information Services, Inc.	2,736,137

	Semiconductors & Semiconductor Equipment - 3.87%
33,955	Analog Devices, Inc.	3,023,014
21,450	Cavium, Inc. (a)	1,798,153
18,395	KLA-Tencor Corp.	1,932,763
		6,753,930
	Software - 13.44%
35,410	Aspen Technology, Inc. (a)	2,344,142
17,840	Electronic Arts Inc. (a)	1,874,270
34,635	Guidewire Software Inc. (a)	2,571,995
28,070	Proofpoint, Inc. (a)	2,492,897
53,855	RealPage, Inc. (a)	2,385,777
21,160	Red Hat, Inc. (a)	2,541,316
22,550	ServiceNow, Inc. (a)	2,940,295
25,520	VMware, Inc. - Class A (a)	3,198,166
91,555	Zendesk, Inc. (a)	3,098,221
		23,447,079
	Total Information Technology (Cost $34,801,250)	46,136,380

	Materials - 5.09%
	Chemicals - 3.81%
19,725	Air Products & Chemicals, Inc.	3,236,478
35,975	FMC Corp.	3,405,393
		6,641,871
	Construction Materials - 1.28%
71,015	Summit Materials, Inc. - Class A (a)	2,232,712
	Total Materials (Cost $5,256,619)	8,874,583

	Real Estate - 1.10%
	Real Estate Management & Development - 1.10%
44,165	CBRE Group, Inc. - Class A (a)	1,912,786
	Total Real Estate (Cost $1,926,815)	1,912,786

	Utilities - 0.81%
	Water Utilities - 0.81%
59,765	Evoqua Water Technologies Corp. (a)	1,417,028
	Total Utilities (Cost $1,155,358)	1,417,028

	TOTAL COMMON STOCKS (Cost $116,575,757)	164,141,455

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.63%
	Real Estate - 4.63%
76,770	CoreCivic, Inc.	1,727,325
25,345	Crown Castle International Corp.	2,813,549
7,819	Equinix Inc.	3,543,727
	Total Real Estate (Cost $5,546,706)	8,084,601

	TOTAL REITS (Cost $5,546,706)	8,084,601

	SHORT TERM INVESTMENT - 1.34%
	Investment Company - 1.34%
2,334,645	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.16% (c)	2,334,645
	Total Investment Company	2,334,645

	TOTAL SHORT TERM INVESTMENT (Cost $2,334,645)	2,334,645

	Total Investments (Cost $124,457,108) - 100.04%	174,560,701
	Liabilities in Excess of Other Assets - (0.04)%	(64,457)
	TOTAL NET ASSETS - 100.00%	$174,496,244

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $7,632,635 (4.37% of net assets) at December 31, 2017.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2017.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$124,457,108
Gross unrealized appreciation	51,734,772
Gross unrealized depreciation	(1,631,179)
Net unrealized appreciation	$50,103,593

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 95.62%
	Consumer Discretionary - 12.15%
	Auto Components - 0.99%
222,560	Motorcar Parts of America, Inc. (a)	$5,561,774

	Hotels, Restaurants & Leisure - 1.49%
151,380	Dave & Buster's Entertainment, Inc. (a)	8,351,635

	Household Durables - 1.50%
110,440	Installed Building Products Inc (a)	8,387,918

	Media - 1.26%
303,135	IMAX Corp. (a)(b)	7,017,575

	Specialty Retail - 4.68%
277,610	At Home Group Inc. (a)	8,436,568
97,135	Five Below, Inc. (a)	6,441,993
103,070	Monro, Inc.	5,869,836
105,705	Williams-Sonoma, Inc.	5,464,949
		26,213,346
	Textiles, Apparel & Luxury Goods - 2.23%
166,635	Steven Madden, Ltd. (a)	7,781,855
354,445	Under Armour, Inc. - Class C (a)	4,721,207
		12,503,062
	Total Consumer Discretionary (Cost $50,834,371)	68,035,310

	Consumer Staples - 3.40%
	Beverages - 1.62%
117,835	MGP Ingredients, Inc.	9,059,155

	Food Products - 0.70%
264,875	Hostess Brands, Inc. (a)	3,922,799

	Personal Products - 1.08%
270,665	e.l.f. Beauty, Inc. (a)	6,038,536
	Total Consumer Staples (Cost $16,058,249)	19,020,490

	Energy - 1.18%
	Energy Equipment & Services - 1.18%
424,855	Forum Energy Technologies Inc. (a)	6,606,495
	Total Energy (Cost $5,602,305)	6,606,495

	Financials - 3.82%
	Banks - 0.86%
185,300	Customers Bancorp, Inc. (a)	4,815,947

	Capital Markets - 2.96%
153,973	Financial Engines Inc.	4,665,382
180,690	Hamilton Lane Inc. - Class A	6,394,619
27,241	MarketAxess Holdings, Inc.	5,495,872
		16,555,873
	Total Financials (Cost $11,445,031)	21,371,820

	Health Care - 22.54%
	Biotechnology - 7.11%
160,705	Deciphera Pharmaceuticals, Inc. (a)	3,643,182
157,455	Exact Sciences Corp. (a)	8,272,686
68,425	Ligand Pharmaceuticals Inc. (a)	9,369,435
452,100	Natera, Inc. (a)	4,064,379
133,380	Portola Pharmaceuticals, Inc. (a)	6,492,938
219,095	Repligen Corp. (a)	7,948,767
		39,791,387
	Health Care Equipment & Supplies - 1.50%
121,878	Nevro Corp. (a)	8,414,457

	Health Care Providers & Services - 2.06%
247,213	HealthEquity, Inc. (a)	11,534,959

	Health Care Technology - 3.46%
387,775	HMS Holdings Corp. (a)	6,572,786
121,845	Medidata Solutions, Inc. (a)	7,721,318
104,565	Omnicell, Inc. (a)	5,071,402
		19,365,506
	Life Sciences Tools & Services - 3.86%
82,685	Bio-Techne Corp.	10,711,842
66,940	Cambrex Corp. (a)	3,213,120
176,385	INC Research Holdings, Inc. - Class A (a)	7,690,386
		21,615,348
	Pharmaceuticals - 4.55%
318,960	Catalent, Inc. (a)	13,102,877
60,825	Nektar Therapeutics (a)	3,632,469
219,305	Supernus Pharmaceuticals Inc. (a)	8,739,304
		25,474,650
	Total Health Care (Cost $89,203,953)	126,196,307

	Industrials - 18.06%
	Aerospace & Defense - 1.16%
104,640	Hexcel Corp.	6,471,984

	Air Freight & Logistics - 2.31%
225,385	Air Transport Services Group, Inc. (a)	5,215,409
275,890	Echo Global Logistics, Inc. (a)	7,724,920
		12,940,329
	Building Products - 1.29%
97,065	Masonite International Corp. (a)(b)	7,197,370

	Construction & Engineering - 3.06%
52,745	Dycom Industries, Inc. (a)	5,877,375
230,470	MasTec, Inc. (a)	11,281,507
		17,158,882
	Electrical Equipment - 2.12%
239,425	Generac Holdings, Inc. (a)	11,856,326

	Machinery - 2.78%
63,450	John Bean Technologies Corp.	7,030,260
530,310	Kornit Digital Ltd. (a)(b)	8,564,506
		15,594,766
	Professional Services - 3.92%
86,500	ICF International, Inc. (a)	4,541,250
175,590	Korn/Ferry International	7,265,914
163,960	WageWorks, Inc. (a)	10,165,520
		21,972,684
	Trading Companies & Distributors - 1.42%
256,975	Univar Inc. (a)	7,955,946
	Total Industrials (Cost $78,058,013)	101,148,287

	Information Technology - 27.52%
	Electronic Equipment, Instruments & Components - 4.74%
13,690	Coherent, Inc. (a)	3,863,592
168,315	Fabrinet (a)(b)	4,830,640
165,725	II-VI, Inc. (a)	7,780,789
58,275	Universal Display Corp.	10,061,179
		26,536,200
	Internet Software & Services - 7.78%
438,970	Five9, Inc. (a)	10,921,573
78,830	LogMeIn, Inc.	9,026,035
348,386	Mimecast Ltd (a)(b)	9,988,227
201,320	Okta, Inc. (a)	5,155,805
359,245	Twilio Inc. - Class A (a)	8,478,182
		43,569,822
	IT Services - 1.31%
124,626	InterXion Holding NV (a)(b)	7,344,210

	Semiconductors & Semiconductor Equipment - 4.47%
214,410	Inphi Corp. (a)	7,847,406
99,185	Monolithic Power Systems Inc	11,144,427
176,525	Semtech Corp. (a)	6,037,155
		25,028,988
	Software - 9.22%
642,750	8x8, Inc. (a)	9,062,775
162,265	CyberArk Software Ltd. (a)(b)	6,716,148
57,990	Ellie Mae, Inc. (a)	5,184,306
114,195	HubSpot, Inc. (a)	10,094,838
105,445	Paylocity Holding Corp. (a)	4,972,786
87,865	Varonis Systems, Inc. (a)	4,265,846
333,730	Zendesk, Inc. (a)	11,293,423
		51,590,122
	Total Information Technology (Cost $106,914,350)	154,069,342

	Materials - 3.42%
	Construction Materials - 3.42%
324,373	Summit Materials, Inc. - Class A (a)	10,198,287
106,755	US Concrete Inc. (a)	8,930,056
	Total Materials (Cost $13,709,216)	19,128,343

	Real Estate - 2.78%
	Real Estate Management & Development - 2.78%
87,575	Colliers International Group, Inc. (b)	5,285,152
79,460	FirstService Corp. (b)	5,555,843
97,505	HFF Inc. - Class A	4,742,643
	Total Real Estate (Cost $3,174,413)	15,583,638

	Utilities - 0.75%
	Water Utilities - 0.75%
178,145	Evoqua Water Technologies Corp. (a)	4,223,818
	Total Utilities (Cost $3,442,964)	4,223,818

	TOTAL COMMON STOCKS (Cost $378,442,865)	535,383,850

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.38%
	Real Estate - 3.38%
410,025	CoreCivic, Inc.	9,225,563
162,540	CyrusOne Inc	9,676,006
	Total Real Estate (Cost $17,713,221)	18,901,569

	TOTAL REITS (Cost $17,713,221)	18,901,569

	SHORT TERM INVESTMENT - 2.00%
	Investment Company - 2.00%
11,211,703	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.16% (c)	11,211,703
	Total Investment Company	11,211,703

	TOTAL SHORT TERM INVESTMENT (Cost $11,211,703)	11,211,703

	Total Investments (Cost $407,367,789) - 101.00%	565,497,122
	Liabilities in Excess of Other Assets - (1.00)%	(5,582,022)
	TOTAL NET ASSETS - 100.00%	$559,915,100

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $62,499,671 (11.16% of net assets) at December 31, 2017.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2017.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The cost basis of investments for federal income tax purposes at December 31, 2017 was as follows*:

Cost of investments	$407,367,789
Gross unrealized appreciation	173,620,950
Gross unrealized depreciation	(15,491,617)
Net unrealized appreciation	$158,129,333

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System “NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of December 31, 2017, none of the Buffalo Funds held valued securities. In addition, with respect to the  valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (“NYSE”). The fair valuation trigger was not met on December 31, 2017 and the fair value price was not applied.

Debt securities with remaining maturities of 60 days or less are normally valued at last sale price reported. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and asked prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Summary of Fair Value Exposure at December 31, 2017

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of December 31, 2017. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,567,807,176	-	-	$1,567,807,176
REITS	39,311,530	-	-	39,311,530
Short Term Investments	71,364,059	-	-	71,364,059
Total*	$1,678,482,765	$-	-	$1,678,482,765

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$58,859,696	-	-	$58,859,696
Convertible Preferred Stock	609,532	-	-	609,532
REITS	794,248	-	-	794,248
Short Term Investments	3,247,867	-	-	3,247,867
Total*	$63,511,343	$-	-	$63,511,343

Buffalo Emerging Opportunities Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$78,927,535	-	-	$78,927,535
REIT	2,616,110	-	-	2,616,110
Short Term Investments	8,415,020	-	-	8,415,020
Total*	$89,958,665	-	-	$89,958,665

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$638,689,399	-	-	$638,689,399
REITS	17,296,570	-	-	17,296,570
Convertible Bonds	-	51,521,232	-	51,521,232
Corporate Bonds	-	36,407,567	-	36,407,567
Short Term Investments	5,788,768	-	-	5,788,768
Total*	$661,774,737	$87,928,799	-	$749,703,536

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$206,640,082	-	-	$206,640,082
REITS	6,405,898	-	-	6,405,898
Short Term Investments	2,435,496	-	-	2,435,496
Total*	$215,481,476	-	-	$215,481,476

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,604,992	-	-	$1,604,992
Preferred Stock	1,233,000	$-	-	1,233,000
REIT	1,128,800	-	-	1,128,800
Convertible Bonds	-	28,813,112	-	28,813,112
Corporate Bonds	-	151,511,324	-	151,511,324
Bank Loans	-	42,415,541	-	42,415,541
Short Term Investments	12,433,612	-	-	12,433,612
Total*	$16,400,404	$222,739,977	-	$239,140,381

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$239,582,074	-	-	$239,582,074
Short Term Investments	17,088,051	-	-	17,088,051
Total*	$256,670,125	-	-	$256,670,125

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$67,751,297	-	-	$67,751,297
REITS	1,274,001	-	-	1,274,001
Short Term Investments	3,315,085	-	-	3,315,085
Total*	$72,340,383	-	-	$72,340,383

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$164,141,455	-	-	$164,141,455
REITS	8,084,601	-	-	8,084,601
Short Term Investments	2,334,645	-	-	2,334,645
Total*	$174,560,701	-	-	$174,560,701

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$535,383,850	-	-	$535,383,850
REITS	18,901,569	-		18,901,569
Short Term Investments	11,211,703	-	-	11,211,703
Total*	$565,497,122	-	-	$565,497,122

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.
There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period. The basis for recognizing and valuing transfers is as of the beginning of the period in which transfers occur.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended December 31, 2017.

OPTIONS WRITTEN
FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Flexible Income Fund is the only Fund that has maintained any positions in derivative instruments or engaged in hedging activities during the period ended December 31, 2017. For the period ended December 31, 2017, the quarterly average gross notional amount of derivatives held by the Fund was $39,333, representing holdings in written options. The Fund utilizes these written options as a substitute for a comparable market position in the respective underlying security of the written options.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of December 31, 2017:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$-

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of December 31, 2017:

Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$78,172

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Buffalo Flexible Income Fund
Written Options - equity contracts	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By  /s/ Clay E. Brethour
Clay E. Brethour,
President and Treasurer

Date  February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Buffalo Funds

By  /s/ Clay E. Brethour
Clay E. Brethour,
President and Treasurer

Date  February 26, 2018